Real Estate Business Park Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Port Capital Property
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$1,126
Annual Amortization:
2016	$104
3 months ended December 31, 2016	28
2017	114
2018	114
2019	114
2020	114
2021	114

2022	114

Gilroy Road Property
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$277
Annual Amortization:
2016	$55
3 months ended December 31, 2016	55
2017	167

RiverFront on the Anacostia
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$4,727
Annual Amortization:
2017	$2,501
2018	2,201
2019	25